Organization and Significant Accounting Policies	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Organization and Significant Accounting Policies
1.
Organization and Significant Accounting Policies

Description of Business

Vintage Wine Estates, Inc., a Nevada corporation (the "Company”, "we", "us", "our"), owns and operates winery and hospitality facilities in Northern California, Washington and Oregon. The Company produces a variety of wines under its own or custom labels, which are sold to consumers, retailers, and distributors located throughout the United States, Canada, and other export markets. The Company also provides bottling, fulfillment, and storage services to other companies on a contract basis.

We have wholly-owned subsidiaries that include Vintage Wine Estates, Inc., a California corporation ("Legacy VWE"), Girard Winery LLC, Mildara Blass, Inc., Grove Acquisition LLC, Sales Pros LLC, and Master Class Marketing, LLC and majority controlling financial interests in Grounded Wine Project LLC, Sabotage Wine Company, LLC, and Splinter Group Napa, LLC.

Merger and Reverse Recapitalization

On June 7, 2021, Bespoke Capital Acquisition Corp (“BCAC”), a publicly-traded special purpose acquisition corporation, completed its business combination (the "Merger") with Legacy VWE pursuant to a transaction agreement (as amended, the “Transaction Agreement”) by the merger of VWE Acquisition Sub Inc., a wholly owned subsidiary of BCAC (“merger sub”) with and into Legacy VWE, with Legacy VWE continuing as the surviving entity and as a wholly owned subsidiary of BCAC. In connection with the Merger, BCAC changed its jurisdiction of incorporation from the Province of British Columbia to the State of Nevada and BCAC changed its name to Vintage Wine Estates, Inc. Upon the consummation of the Merger, the Company received approximately $248.7 million, net of fees and expenses. See Note 2 for additional details regarding the transaction.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited, to depletion allowance, allowance for doubtful accounts, the net realizable value of inventory, expected future cash flows including growth rates, discount rates, and other assumptions and estimates used to evaluate the recoverability of long-lived assets, estimated fair values of intangible assets in acquisitions, intangible assets and goodwill for impairment, amortization methods and periods, amortization period of label and package design costs, the estimated fair value of long-term debt, the valuation of interest rate swaps, contingent consideration, common stock, stock-based compensation, and accounting for income taxes. Actual results could differ materially from those estimates.

Cash

Cash consists of deposits held at financial institutions.

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the statement of cash flows.

(in thousands)	June 30, 2021	June 30, 2020
Cash and cash equivalents	$118,879	$1,751
Restricted cash	4,800	-
Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$123,679	$1,751

Restricted cash consists of cash that was deposited into a restricted cash account as collateral for the credit facility and are subject to release upon the completion of certain construction costs. See Note 9.

Concentrations of Risk

Financial instruments that potentially expose us to significant concentrations of credit risk consist primarily of cash and trade accounts receivable. We maintain the majority of our cash balances at multiple financial institutions that management believes are of high-credit quality and financially stable. At times, we have cash deposited with major financial institutions in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limits. At June 30, 2021 and 2020, we had approximately $121.6 million and $1.3 million respectively, in one major financial institution in excess of FDIC insurance limits. We sell the majority of our wine through U.S. distributors and the direct-to-consumer channel. Receivables arising from these sales are not collateralized. We attempt to limit our credit risk by performing ongoing credit evaluations of our customers and maintaining adequate allowances for potential credit losses. The following table summarizes customer concentration as of and for the years ended June 30, 2021 and 2020:

	June 30,
	2021	2020
Customer A
Revenue as a percent of total revenue	32.0%	23.7%
Receivables as a percent of total receivables	35.0%	42.1%
Customer B
Revenue as a percent of total revenue	13.1%	10.5%
Receivables as a percent of total receivables	21.0%	*
Customer C
Revenue as a percent of total revenue	10.9%	10.6%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	10.4%	*

* Customer revenue or receivables did not exceed 10% in the respective periods.

Revenue for the sales from Customer A are included in the Wholesale and Business-to-Business reporting segments, Customer B revenue within the Business-to-Business reporting segment, Customer C within the Wholesale reporting segment and Customer D within the Wholesale reporting segment. See Note 18.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, less estimated returns, allowances, and discounts. We determine the provision based on historical write-off experience. Account balances are written-off against the provision when we feel it is probable the receivable will not be recovered. The provision for doubtful accounts was approximately $97 thousand and $50 thousand, at June 30, 2021 and 2020, respectively. We do not accrue interest on past-due amounts. Bad debt expense was insignificant for all reporting periods presented.

Inventories

Inventories of bulk and bottled wines and spirits, and inventories of non-wine products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking, and other costs associated with the manufacturing of products for resale, are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the life of the related lease. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized. Vineyard development costs, including interest and certain cultural costs for continuing cultivation of vines not yet bearing fruit, are capitalized. Depreciation of vineyard development costs commences when commercial grape yields are achieved, generally in the third year after planting. Estimated useful lives are as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years

Business Combinations

Business combinations are accounted for under Accounting Standards Codification (“ASC”) 805—Business Combinations using the acquisition method of accounting under which all acquired tangible and identifiable intangible assets and assumed liabilities and applicable noncontrolling interests are recognized at fair value as of the respective acquisition date, while the costs associated with the acquisition of a business are expensed as incurred.

The allocation of purchase consideration requires management to make significant estimates and assumptions, especially with respect to intangible assets. These estimates can include, but are not limited to, a market participant’s expectation of future cash flows from acquired customers, acquired trade names, useful lives of acquired assets, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from such estimates. During the measurement period, which is generally no longer than one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed. Upon the conclusion of the measurement period, any subsequent adjustments are recognized in operations.

Goodwill

Goodwill represents the excess of consideration transferred over the estimated fair value of assets acquired and liabilities assumed in a business combination. The Company conducts a goodwill impairment analysis annually for impairment, as of the end of the respective fiscal year, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable. The Company has three reporting units under which goodwill has been allocated and recognized no goodwill impairment for the years ended June 30, 2021 and 2020, respectively.

Intangible Assets

Intangible assets represent purchased intangible assets consisting of both indefinite and finite lived assets. Certain criteria are used in determining whether intangible assets acquired in a business combination must be recognized and reported separately. Our indefinite lived intangible assets, representing trademarks and winery use permits, are initially recognized at fair value and subsequently stated at adjusted costs, net of any recognized impairments. The indefinite lived assets are not subject to amortization. Finite-lived intangible assets, comprised of customer and Sommelier relationships, are amortized using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used. If that pattern cannot be reliably determined, the intangible assets are amortized using the straight-line method over their estimated useful lives and are tested for impairment along with other long-lived assets. Amortization related to the finite-lived assets is included in selling, general and administrative expenses. Intangible assets are reviewed annually for impairment, as of the end of the reporting period, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable.

Label and Package Design Costs

Label and package design costs are capitalized and amortized over an estimated useful life of two years. Amortization of label and packaging design costs are included in selling, general and administrative expenses and were approximately $464 thousand and $260 thousand for the years ended June 30, 2021 and 2020, respectively.

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of such assets or intangible assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. No impairment loss was recognized for long-lived assets during the years ended June 30, 2021 and 2020, respectively.

Contingent Consideration Liabilities

Contingent consideration liabilities are recorded at fair value when incurred in a business combination. The fair value of these estimates are based on available historical information and on future expectations of actions we may undertake in the future. These estimated liabilities are re-measured at each reporting date with the change in fair value recognized as an operating expense in the Company’s consolidated statements of operations. Subsequent changes in the fair value of the contingent consideration are classified as an adjustment to cash flows from operating activities in the consolidated statements of cash flows because the change in fair value is an input in determining net loss. Cash paid in settlement of contingent consideration liabilities are classified as cash flows from financing activities up to the acquisition date fair value with any excess classified as cash flows from operating activities.

Changes in the fair value of contingent consideration liabilities associated with the acquisition of a business can result from updates to assumptions such as the expected timing or probability of achieving customer related performance targets, specified sales milestones, changes in unresolved claims, projected revenue or changes in discount rates. Significant judgment is used in determining those assumptions as of the acquisition date and for each subsequent reporting period. Therefore, any changes in the fair value will impact our results of operations in such reporting period, thereby resulting in potential variability in our operating results until such contingencies are resolved.

Deferred Financing Costs

Deferred financing costs incurred in connection with obtaining new term loans are amortized over the term of the arrangement, and recognized as a direct reduction in the carrying amount of the related debt instruments. Amortization of deferred loan fees is included in interest expense on the consolidated statements of operations and are amortized to interest expense over the term of the related debt using the effective interest method. Debt issuance costs capitalized were approximately $0.9 million and $0.9 million for the years ended June 30, 2021 and 2020, respectively. Amortization expense related to debt issuance fees were approximately $26 thousand and $191 thousand for the years ended June 30, 2021 and 2020, respectively. If existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense (see Note 9).

Line of Credit Fees

Costs incurred in connection with obtaining new debt financing specific to the line of credit are deferred and amortized over the life of the related financing. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. Similar to the treatment of deferred financing costs, if existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense (see Note 9). Deferred line of credit fees are recognized as a component of prepaid expenses and other current assets and are amortized to interest expense over the term of the related debt using the effective interest method. There were $492 thousand and $280 thousand of line of credit fees capitalized for the year ended June 30, 2021 and 2020, respectively. Amortization expense related to line of credit fees were $53 thousand and $242 thousand for the year ended June 30, 2021 and 2020, respectively.

Fair Value Measurements

We determine fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In arriving at fair value, we use a hierarchy of inputs that maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of June 30, 20211 and 2020, the carrying value of the current assets and liabilities and outstanding debt obligation under the Paycheck Protection Program at June 30, 2020 approximates fair value due to the short-term maturities of these instruments. The fair value of our long-term variable rate debt approximates carrying value, excluding the effect of unamortized debt discount, as they are based on borrowing rates currently available to the Company for debt with similar terms and maturities (Level 2 inputs). The fair value of all other fixed rate debt is indeterminable given the related party nature of the outstanding obligations. Our contingent consideration and interest rate swap agreement are remeasured at fair value on a recurring basis as of June 30, 2021 and 2020, respectively.

Interest Rate Swap Agreements

GAAP requires that an entity recognize all derivatives (including interest rate swaps) as either assets or liabilities on the consolidated balance sheets and measure these instruments at fair value. The Company has entered into interest rate swap agreements as a means of managing its interest rate exposure on its debt obligations. These agreements mitigate our exposure to interest rate fluctuations on our variable rate obligations. We have not designated these agreements as cash-flow hedges.

Accordingly, changes in the fair value of the interest rate swaps are included in the consolidated statements of operations as a component of other income (expense). We do not enter into financial instruments for trading or speculative purposes.

Comprehensive Income or Loss

We had no items of comprehensive income or loss other than net income (loss) for the years ended June 30, 2021 and 2020. Therefore, a separate statement of comprehensive income (loss) has not been included in the accompanying consolidated financial statements.

Revenue Recognition

Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

We recognize revenue when obligations under the terms of a contract with our customer are satisfied. Generally, this occurs when the product is shipped and title passes to the customer, and when control of the promised product or service is transferred to the customer. Our standard terms are free on board (“FOB”) shipping point, with no customer acceptance provisions. Revenue is measured as the amount of consideration expected to be received in exchange for transferring products. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

We account for shipping and handling as activities to fulfill our promise to transfer the associated products. Accordingly, we record amounts billed for shipping and handling costs as a component of net sales and classify such costs as a component of costs of sales. Our products are generally not sold with a right of return unless the product is spoiled or damaged. Historically, returns have not been significant to the Company.

Revenue is generated from one of three reporting segments as described below:

Wholesale: We sell our wine to wholesale distributors under purchase orders. Wholesale operations generate revenue from product sold to distributors, who then sell the product to off-premise retail locations such as grocery stores, wine clubs, specialty and multi-national retail chains, as well as on-premise locations such as restaurants and bars. We transfer control and recognize revenue for these orders upon shipment of the wine out of our own or third-party warehouse facilities. Payment terms to wholesale distributors typically range from 30 to 120 days. We pay depletion and marketing allowances to certain distributors, based on sales to their customers, or the allowance is netted directly against the purchase price. When recording a sale to the distributor, a depletion and marketing allowance liability is recorded to accrued liabilities and sales are reported net of those expenses. Depletion and marketing allowance payments are made when completed incentive program payment requests are received from the customers or are net of initial pricing. Depletion and marketing allowance payments reduce the accrued liability. For the years ended June 30, 2021 and 2020 we recorded approximately $1.7 million and $3.9 million respectively, as a reduction in sales on the consolidated statement of operations related to depletions. As of June 30, 2021 and 2020, we recorded a depletion allowance and marketing liability in the amount of approximately $216 thousand and $147 thousand, respectively, which is included as a component of other accrued expenses in accrued liabilities and other payables on the consolidated balance sheets. Estimates are based on historical and projected experience for each type of program or customer.

Direct to Consumer: We sell our wine and other merchandise directly to consumers through wine club memberships, at wineries’ tasting rooms, at Sommelier wine tasting events, and through the Internet. Wine club membership sales are made under contracts with customers, which specify the quantity and timing of future wine shipments. Customer credit cards are charged in advance of wine shipments in accordance with each contract. We recognize revenue for these contracts at the time control of the wine passes to the customer, which is generally at the time of shipment. Tasting room and internet wine sales are paid for at the time of sale. We transfer control and recognize revenue for this wine when the product is either received by the customer (on-site tasting room sales) or upon the shipment to the customer (internet sales). Sales taxes are calculated based upon the customer’s location and are collected at the time of the sale and recorded in a sales tax liability account. Sales reporting requirements to the states are performed as required by the state and sales taxes are remitted to the government agencies when due.

Winery estates hold various public and private events for customers and their wine club members. The certified Sommeliers provide guided tasting experiences customized for each audience through virtual and in-person events internationally. Upfront consideration received from the sale of tickets or under private event contracts for future events is recorded as deferred revenue. We recognize event revenue on the date the event is held.

Business-to-Business: Our sales channel generates revenue primarily from the sale of private label wines and custom winemaking services. Annually, we work with our national retail partners to develop private label wines incremental to their wholesale channel businesses. Additionally, we provide custom winemaking and production services. These services are made under contracts with customers, which includes specific protocols, pricing, and payment terms. The customer retains title and control of the wine during the production process. We recognize revenue over time as the contract specific performance obligations are met. Additionally, we provide storage services for wine inventory of various customers. The customer retains title and control of the inventory during the storage agreement. We recognize revenue over time for storage services, and when the contract specific performance obligations are met. We also utilize the “as-invoiced” practical expedient in certain cases where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value provided to the customer.

Other: Our other category includes revenue from grape and bulk sales, storage services, and for the year ended June 30, 2020, revenue under the Sales Pro LLC (“SalesPro”) and Master Class Marketing, LLC (“Master Class”) business line sold in 2019, as well as corporate level expenses, non-direct selling expenses and other expenses not specifically allocated to the results of operations. Grape and bulk sales made under contracts with customers which include product specification requirements, pricing and payment terms. Payment terms under grape contracts are generally structured around the timing of the harvest. We transfer control and recognize revenue for grape sales when product specification has been met and title to the grapes has transferred, which is generally on the date the grapes are harvested, weighed and shipped. We transfer control and recognize revenue for wine and spirits bulk contracts upon shipment. We also utilize the “as-invoiced” practical expedient in certain cases where performance obligations are satisfied over time and the invoiced amount corresponds directly with the value provided to the customer. SalesPro and Master Class revenue represents fees earned from off-premise tastings for third-party customers. These customers include other wine and beer brand owners and producers.

Disaggregation of Revenue

The following tables summarize the revenue by segment and region for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Geographic regions:
United States	$215,122	$183,810
Canada	3,021	3,748
Europe, Middle East, & Africa	1,638	608
Asia Pacific	482	1,592
Other	479	161
Total net revenue	$220,742	$189,919

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Point in time	$186,906	$162,328
Over a period of time	33,836	27,591
Total net revenue	$220,742	$189,919

Shipping

Shipping and handling revenues are classified as wine and spirits revenues. Shipping and handling costs are included in wine and spirits cost of revenues.

Excise Taxes

Excise taxes are levied by government agencies on beverages containing alcohol, including wine and spirits. These taxes are not collected from customers but are instead the responsibility of the Company. Applicable excise taxes are included in net revenues and were $12.3 million and $10.4 million for the years ended June 30, 2021 and 2020, respectively.

Sales Taxes

Sales taxes that are collected from customers and remitted to governmental agencies are not reflected as revenues.

Stock-based Compensation

Stock-based compensation is based on the grant date fair value of the awards. The fair value of the stock award is determined by the grant date market value of our common share price. The fair value of stock options is determined on the grant date using the Black-Scholes option-pricing model ("Black-Scholes"). The compensation expense recognized for share-based awards is net of estimated forfeitures and is recognized using the straight-line method over the service period.

A description of the significant assumptions used in Black-Scholes is as follows:

Risk-free interest rate—The risk-free interest rate used is based on the implied yield in effect at the time of the option grant currently available on U.S. Treasury zero-coupon issues, with a remaining term equal or similar to the expected term of the option.

Dividends—There are no plans to pay cash dividends on common shares. Therefore, an expected dividend yield of zero is used in the option-pricing models.

Expected term—The expected term is the period of the time that granted options are expected to be outstanding as calculated using the Simplified Method provided by Staff Accounting Bulletin (“SAB”) 107, Share-Based Payments.

Expected volatility—As the Company’s stock was not traded in an active market, volatility is estimated by calculating the average volatility of comparable public companies.

Forfeiture rate—The forfeiture rate is based on an estimate of future forfeitures. We estimate the forfeiture rate based on an analysis of actual forfeiture experience, analysis of employee turnover behavior, and other factors. The impact from any forfeiture rate adjustment would be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from our estimates, we might be required to record adjustments to stock-based compensation in future periods.

Advertising

Advertising costs are expensed either as the costs are incurred or the first time the advertising takes place. Advertising expense was approximately $2.2 million for each of the years ended June 30, 2021 and 2020.

Income Taxes

Deferred income taxes are determined using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the expected recognition of a deferred income tax asset is considered to be unlikely.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. We recognize interest and penalties related to income tax matters as a component of income tax expense.

Gain on Bargain Purchase

We may recognize a bargain purchase gain associated with our acquisitions from time to time due to specific circumstances of a given acquisition. Given the unique nature of a bargain purchase gain, we do not believe recording the bargain purchase gain as operating income to be representationally reflective of our ongoing activities central to operating income. As such, we have reflected the bargain purchase gain as non-operating activity within other income (expense) in the consolidated statement of operations.

Legal Costs

Legal costs expected to be incurred in connection with litigation matters are expensed as such costs are incurred.

Earnout Shares

The Legacy VWE shareholders are entitled to receive up to an additional 5,726,864 shares of the Company’s common stock (the “Earnout Shares”) The Earnout Shares will be released if the price of our common stock meets certain thresholds in the 24 months following the closing of the Merger (see Note 3). The Earnout Shares meet the accounting definition of a derivative financial instrument, are considered to be indexed to the Company’s common stock and meet other the conditions in ASC 815-40, Derivatives and Hedging: Contracts in Entity's Own Equity, to be classified as equity. The Company’s obligation to issue the Earnout Shares is recorded as a dividend to the Legacy VWE shareholders at fair value as of the date of the Merger.

The fair value of the Earnout Shares was determined using a Monte Carlo valuation model, which requires significant estimates including the expected volatility of our common stock. The expected annual volatility of our common stock was estimated to be 55.0% as of the date of the Merger, based on the historical volatility of comparable publicly traded companies (See Note 5).

Noncontrolling Interests and Redeemable Non-controlling Interest

Non-controlling interests represent the portion of profit or loss, net assets and comprehensive loss that is not allocable to the Company. The redeemable non-controlling interest is contingently redeemable by the holders. The redeemable non-controlling interests are not being accreted to their redemption amount as we do not deem redemption probable; notwithstanding, should the instruments redemption become probable, we will thereupon begin to accrete, to the earliest date the holders can demand redemption, the redemption amount.

Redeemable Series A and Series B Stock

Prior to the Merger, Legacy VWE had Series A and B stock outstanding. All of the Series B stock and the majority of the Series A stock was classified as temporary equity due to the shares being redeemable at the option of the holder (See Notes 10 and 11). The carrying value of the redeemable Series A stock and redeemable Series B stock was being accreted to their respective redemption values, using the effective interest method, from the date of issuance to the earliest date the holders can demand redemption. Accretion of redeemable Series B stock included the accretion of dividends and issuance costs. Increases to the carrying value of redeemable Series A stock and redeemable Series B stock were charged to retained earnings or, in its absence, to additional-paid-in-capital. Upon any repurchase of redeemable stock, the excess consideration paid over the carrying value at the time of repurchase is accounted for as a deemed dividend to the stockholders.

In conjunction with the closing of the Merger, a majority of the redeemable Series B stock was redeemed with the remaining redeemable Series B shares, along with all redeemable Series A shares, were converted into shares of the Company's common stock. All Series A and Series B shares which were converted into shares of the Company's common stock were retroactively adjusted using the exchange ratio and reclassified into permanent equity as a result of the Merger.

Sale-leaseback Transaction

We account for the sale and leaseback of vineyards under ASC 840 Sale-Leaseback Accounting of Real Estate. Given we were considered to retain more than a minor part, but less than substantially, all of the use of the property, a gain could be recognized to the extent it exceeded the present value of the leaseback payments. Any gain that was less than or equal to the present value of the leaseback payments was deferred and is amortized on a straight-line basis over the leaseback term. The gain is essentially recognized as a reduction to offset the future lease payment. We derecognize the asset from our consolidated balance sheet at the sale closing.

Segment Information

We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level.

Net Income (Loss) per Share Allocable to Common Stockholders

Basic and diluted net income (loss) per share allocable to common stockholders is presented in conformity with the two-class method required for participating securities. We consider our Series B stock to be participating securities as, in the event a dividend is paid on Series A stock, the holders of Series B stock would be entitled to receive dividends on a basis consistent with the Series A stockholders. The two-class method determines net income per share for each class of common and participating securities according to dividends declared or accumulated as well as participation rights in undistributed earnings. The two-class method requires income available to stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Legacy VWE’s redeemable Series B stock was considered to be a participating security. Under the two-class method, any net loss attributable to common stockholders is not allocated to the Series B stock as the holders of the Series B stock did not have a contractual obligation to share in losses.

Basic net income (loss) per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For the years ended June 30, 2021 and 2020, for purposes of the calculation of diluted net income (loss) per share, convertible debt (previously convertible into Legacy VWE Series A stock) and stock options and warrants to purchase common stock are considered potentially dilutive securities but are excluded from the calculation of diluted net income (loss) per share when their effect is antidilutive. As a result, in certain periods, diluted net loss per share is the same as the basic net loss per share for the periods presented.

The computation of net income (loss) available to Series A stockholders is computed by deducting the dividends declared, if any, and cumulative dividends, whether or not declared, in the period on Series B stock (whether paid or not) from the reported net income (loss).

As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy VWE’s consolidated financial statements, with the Legacy VWE Equity, which has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, BCAC. As a result, net loss per share was also restated for periods ended prior to the Merger.

Recently Adopted Accounting Pronouncements

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 simplifies the accounting for goodwill impairment by removing Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. The Company adopted ASU 2017-04 for its annual or interim goodwill impairment tests for the fiscal year ended June 30, 2021. The adoption of ASU 2017-04 did not have a material impact on the consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11,Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (“ASU 2017-11”). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not have an accounting effect. The amendments in Part I of this update were effective for the Company’s fiscal year ended June 30, 2021. The adoption of this standard did not have an impact to the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820), which amends disclosure requirements for fair value measurements by requiring new disclosures, modifying existing arrangements, and eliminating others. The adoption of this guidance by the Company for the fiscal year ended June 30, 2021 did not have a significant impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which supersedes the guidance in ASC 840, Leases. The new standard, as amended by subsequent ASUs on Topic 842 and recent extensions issued by the FASB in response to COVID-19, requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. Topic 842 will be effective for the Company for fiscal year ending June 30, 2023 and for interim periods in the year beginning July 1, 2024.

We have not yet determined the full effects of Topic 842 on its consolidated financial statements but do expect that it will result in a substantial increase in our long-term assets and liabilities and enhanced disclosures. Based on our initial assessment, we plan to be using the modified retrospective approach and electing the package of transition practical expedients for expired or existing contracts, which retains prior conclusions reached on lease identification, classification, and initial direct costs incurred. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The adoption of this guidance will at least result in the recognition of operating lease right-of-use assets and operating lease liabilities in our vineyard leases with a weighted-average remaining lease term of less than 10 years upon the adoption on July 1, 2022.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The guidance is effective for the Company for fiscal years ending on June 30, 2023 and interim periods beginning for the fiscal year commencing on July 1, 2023. Early adoption is permitted. We do not expect the adoption of this standard will have a significant impact on the consolidated financial statements given our historically low bad debt expense.

In August 2018, the FASB issued ASU No. 2018-15, Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. Under existing GAAP, there is diversity in practice in accounting for the costs of implementing cloud computing arrangements that are service contracts. The amendments in ASU No. 2018-15 amend the definition of a hosting arrangement and requires a customer in a hosting arrangement that is a service contract to capitalize certain costs as if the arrangement were an internal-use software project. The guidance is effective for the Company for the fiscal years beginning June 30, 2022 and interim periods beginning for the fiscal year commencing July 1, 2022. Early adoption is permitted, included in any interim period. We are currently evaluating the impact and timing of adopting ASU No. 2018-15.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance is effective for the Company for fiscal years, beginning after June 30, 2020 and interim periods within fiscal years beginning after June 30, 2021, with early adoption permitted. All entities are required to apply the amendments in this ASU retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. We are currently evaluating the impact this standard will have on our consolidated financial statements and disclosures.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The amendments in this update are effective for the Company for fiscal year ending June 30, 2022 and for interim periods in the year beginning July 1, 2023. Early adoption is permitted. We are currently evaluating the impact and timing of adopting ASU 2019-12, however at this time, the adoption is not expected to have a significant impact on the consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to applying the guidance on contract modifications, hedge accounting, and other transactions, to simplify the accounting for transitioning from the London Interbank Offered Rate, and other interbank offered rates expected to be discontinued, to alternative reference rates. The guidance in this ASU was effective upon its issuance; if elected, it is to be applied prospectively through December 31, 2022. We are currently evaluating the effect the potential adoption of this ASU on its debt and interest swap agreements will have on the consolidated financial statements.

1.
Basis of Presentation and Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements include the accounts of all majority-owned or controlled subsidiaries, and all significant intercompany transactions and amounts have been eliminated. The results of businesses acquired or disposed of are included in the condensed consolidated financial statements from the date of the acquisition or up to the date of disposal, respectively.

References to the "Company", "we," "our," "us," and similar pronouns in this Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (this "Form 10-Q") refer to Vintage Wine Estates, Inc., a Nevada corporation, and its majority owned subsidiaries or controlled subsidiaries unless the context requires otherwise.

Our fiscal year ends on June 30. References to fiscal 2023 and 2022 in these condensed consolidated financial statements are to the fiscal years ending or ended June 30, 2023 and June 30, 2022, respectively.

Our unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. Securities and Exchange Commission ("SEC") instructions to Quarterly Reports on Form 10-Q and include the information and disclosures required by accounting principles generally accepted in the United States ("GAAP") for interim financial reporting.

Inflation and supply chain constraints, as well as the ongoing COVID-19 pandemic ("COVID-19"), continue to disrupt the U.S. and global economies and there remains uncertainty about the impact on the economy. We cannot estimate with any certainty the length or severity of the economic uncertainties or the related financial consequences on our business and operations, including whether and when historic economic and operating conditions will resume or the extent to which the disruption may impact our business, financial position, results of operations or cash flows.

Management expects economic uncertainties including inflation and supply chain constrains to continue to impact several areas of the business including sales, cost of goods, operating expenses and cash flows.

In the opinion of management, all adjustments necessary for a fair presentation of the condensed consolidated financial statements have been included. Except as disclosed elsewhere in this Form 10-Q, all such adjustments are of a normal and recurring nature. In addition, financial results presented for this fiscal 2023 interim period are not necessarily indicative of the results that may be expected for the full fiscal year ending June 30, 2023 or any other future interim or annual period. These condensed consolidated financial statements are unaudited and accordingly, should be read in conjunction with the audited consolidated financial statements and related notes contained in our Annual Report on Form 10-K for the fiscal year ended June 30, 2022, filed with the SEC on September 13, 2022. The June 30, 2022 condensed consolidated balance sheet was derived from the audited consolidated financial statements as of that date.

Going Concern

The accompanying condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

On May 9, 2023, the Company entered into an amendment to its Second A&R Loan and Security Agreement (defined in Note 10) that adjusted the definition of certain financial covenants for the quarter ended March 31, 2023. Due to the amendment, the Company was in compliance with its debt covenants as of March 31, 2023. The Company currently forecasts that it will not meet certain financial debt covenants as required per our Second A&R Loan and Security Agreement (defined in Note 10) beginning with the quarter ended June 30, 2023, which would constitute an event of default, which if not waived, can result in the potential acceleration of the Company’s outstanding debt under the Second A&R Loan and Security Agreement. If an event of default occurs under the Second A&R Loan and Security Agreement and the lender accelerates the maturity of the debt thereunder, the Company may not have sufficient cash to repay the outstanding debt.

In response to these conditions, management has begun to actively engage in conversations with the lender of the Second A&R Loan and Security Agreement regarding amendments and waivers to the related financial covenants, however, whether an amendment or waiver is obtained is not within the Company's control, and therefore cannot be deemed probable.

During the third fiscal quarter of 2023 which ended March 31, 2023, the Company implemented several cost reduction and revenue enhancing initiatives to improve its financial results and cash flow from operations. This included reducing our workforce by approximately 4%. In addition, we have strategically raised prices across the Direct-to-Consumer segment, increased certain shipping fees and restructured customer contracts to reduce freight costs. These efforts are expected to have an annualized benefit of $10 million to operating income exclusive of the $2 million in costs we incurred during the three months ending March 31, 2023 to affect the changes.

Furthermore, we are contemplating developing a comprehensive business development and restructuring plan including the evaluation of several options for further cost reductions. We expect we can improve operating results through customer contract renegotiations, simplification of the business, focusing resources on key brands and an elimination of less profitable SKUs (stock keeping unit). As part of the process, we are also evaluating further asset monetization opportunities to generate cash to reduce debt.

There can be no assurances that the Company will be able to successfully implement these strategies, or if successfully implemented, that we will see the expected benefits from such strategies. Additionally, there can be no assurances that any benefits from cost reduction strategies will enable the Company to remain in compliance with its financial covenants or provide the Company with sufficient cash to pay the outstanding debt on the Second A&R Loan and Security Agreement if accelerated by the lender.

As a result of these uncertainties, management has concluded that there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements were issued. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might result from the outcome of this uncertainty.

Significant Accounting Policies

A description of the Company’s significant accounting policies is included in the audited financial statements within its Annual Report on Form 10-K for the fiscal year ended June 30, 2022. Except as noted below, there have been no material changes in the Company’s significant accounting policies during the nine months ended March 31, 2023.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the condensed consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited to, revenue recognized from the sale of wine, spirits and cider, accounting for income taxes, the net realizable value of inventory, estimated fair values of intangible assets in acquisitions, intangible assets and goodwill for impairment, amortization methods and stock-based compensation. Actual results could differ materially from those estimates.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Specifically, we reclassified $1.8 million of restricted cash from restricted cash to cash and cash equivalents and reclassified $2.1 million and $3.9 million of amortization expense from selling, general and administrative expenses to amortization expense for the three and nine months ended March 31, 2023, respectively.

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheet that sums to the total of the same such amounts as shown in the condensed consolidated statement of cash flows:

(in thousands)	March 31, 2023	June 30, 2022
Cash and cash equivalents	$31,966	$45,492
Restricted cash	-	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statement of cash flows	$31,966	$50,292

In connection with the amended and restated loan and security agreement (see Note 10), the Company entered into a Deposit Control Agreement which required $4.8 million of the total cash received to be placed into a restricted cash collateral account, subject to release upon the completion of certain construction work and certificates of occupancy associated with the Ray's Station production facility. In July 2022, the Deposit Control Agreement was terminated upon certification that the conditions to Ray's Station were satisfied.

Accounts Receivable and Allowance for Credit Losses

The Company adopted Accounting Standards Update ("ASU") ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326):and its related amendments as of July 1, 2022, see “Recently Adopted Accounting Pronouncements” below.

Accounts receivable are recorded at the invoiced amount. We consider an account past due on the first day following its due date. We monitor past due accounts periodically and establish appropriate reserves to cover expected losses, and consider historical experience, the current economic environment, customer credit ratings or bankruptcies and reasonable and supportable forecasts to develop our allowance for expected credit losses. We review these factors quarterly to determine if any adjustments are needed to the allowance. Account balances are written-off against the established allowance when we feel it is probable the receivable will not be recovered.

The provision for doubtful accounts for the periods ended March 31, 2023 and June 30, 2022, was $0.8 million and $0.1 million, respectively. We do not accrue interest on past-due amounts. Bad debt expense was insignificant for all reporting periods presented.

Other receivables include insurance related receivables, income tax receivable and other miscellaneous receivables.

Disaggregation of Revenue

The following table summarizes revenue by geographic region:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in thousands)	2023	2022	2023	2022
Geographic regions:
United States	$69,114	$77,586	$223,036	$213,713
International	364	1,347	1,664	4,518
Total net revenue	$69,478	$78,933	$224,700	$218,231

The following table provides a disaggregation of revenue based on the pattern of revenue recognition:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in thousands)	2023	2022	2023	2022
Point in time	$58,005	$65,170	$190,949	$180,116
Over a period of time	11,473	13,763	33,751	38,115
Total net revenue	$69,478	$78,933	$224,700	$218,231

Concentrations of Risk

Financial instruments that potentially expose us to significant concentrations of credit risk consist primarily of cash and trade accounts receivable. We maintain the majority of our cash balances at multiple financial institutions that management believes are of high-credit quality and financially stable. At times, we have cash deposited with major financial institutions in excess of the Federal Deposit Insurance Corporation ("FDIC") insurance limits. At March 31, 2023 and June 30, 2022, we had $30.3 million and $49.0 million respectively, in major financial institutions in excess of FDIC insurance limits. We sell the majority of our wine through U.S. distributors and the Direct-to-Consumer channel. Receivables arising from these sales are not collateralized. We attempt to limit our credit risk by performing ongoing credit evaluations of our customers and maintaining adequate allowances for potential credit losses.

The following table summarizes customer concentration of:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Revenue as a percent of total revenue
Customer A	21.6%	15.6%	19.5%	18.3%
Customer B	*	*	*	10.0%
Customer C	*	*	*	10.1%
Customer D	*	*	*	*

The following table summarizes customer concentration of:

	March 31, 2023	June 30, 2022
Receivables as a percent of total receivables
Customer A	39.7%	26.0%
Customer B	*	*
Customer C	*	*
Customer D	20.9%	*

* Customer revenue or receivables did not exceed 10% in the respective periods.

Revenue for sales from Customer A, Customer B, Customer D are included within the Wholesale and Business-to-Business reporting segments and Customer C is included within the Business-to-Business reporting segment.

Principal vs. Agent Considerations

As part of our revenue recognition process, we evaluate whether we are the principal or agent for the performance obligations in our contracts with customers. When we determine that we are the principal for a performance obligation, we recognize revenue for that performance obligation on a gross basis. When we determine that we are an agent for a performance obligation, we recognize revenue for that performance obligation net of the related costs. In determining whether we are the principal or the agent, we evaluate whether we have control of the goods or services before we transfer the goods or services to the customer by considering whether we are primarily obligated for transferring the goods or services to the customer, whether we have inventory risk for the goods or services before the goods or services are transferred to the customer, and whether we have latitude in establishing prices.

Inventories

Inventories of bulk and bottled wines, spirits, and ciders and inventories of non-wine products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking, and other costs associated with the manufacturing of products for resale, are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year.

Leases

The Company adopted ASU 2016-02, Leases ("Topic 842") and its related amendments as of July 1, 2022, see “Recently Adopted Accounting Pronouncements” below. The Company has both operating leases and finance leases. The Company’s non-cancelable leases for winery facilities, vineyards, corporate and administrative offices, tasting rooms, and some equipment are classified as operating leases. The Company’s non-cancelable leases for certain equipment that include a bargain purchase option at the end of the lease term are classified as finance leases.

The Company recognizes a right of use (“ROU”) asset representing its right to use the underlying asset for the lease term on the condensed consolidated balance sheet and related lease liabilities representing its obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments. The ROU asset also includes adjustments for lease incentives receivable, deferred rent and prepaid rent when applicable. The Company’s lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. The Company has made an accounting policy election not to recognize ROU assets and lease obligations for its short-term leases, which are defined as leases with an initial term of 12 months or less. However, the Company will recognize these lease payments in the condensed consolidated statements of operations and comprehensive income/(loss) on a straight-line basis over the lease term and variable lease payments in the period in which the obligation is incurred.

Lease expense for operating leases is recognized on a straight-line basis over the lease term. For finance leases, the right-of-use asset is amortized to amortization expense and interest expense is recorded in connection with the lease liability. Payments under lease arrangements are primarily fixed, however, most lease agreements also contain some variable payments. Variable lease payments other than those that depend on an index or a rate are expensed as incurred and not included in the operating lease ROU assets and lease liabilities. These amounts primarily include payments for taxes, parking and common area expenses. See Note 9.

Assets Held for Sale

The Company classifies an asset group (‘asset’) as held for sale in the period that (i) it has approved and committed to a plan to sell the asset, (ii) the asset is available for immediate sale in its present condition, (iii) an active program to locate a buyer and other actions required to sell the asset have been initiated, (iv) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year (subject to certain events or circumstances), (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (vi) it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. The Company initially and subsequently measures a long-lived asset that is classified as held for sale at the lower of its carrying value or fair value less any costs to sell. Any loss resulting from this measurement is recognized in selling, general and administrative expenses in the period in which the held for sale criteria are met. Conversely, gains are generally not recognized on the sale of a long-lived asset until the date of sale. Upon designation as an asset held for sale, the Company stops recording depreciation or amortization expense on the asset. The Company assesses the fair value of assets held for sale less any costs to sell at each reporting period until the asset is no longer classified as held for sale.

Casualty Gains

We suffered smoke-tainted inventory damage resulting from the October 2017 Napa and Sonoma County wildfires. We filed an insurance claim for this damage, which was settled in fiscal 2021 for approximately $3.8 million, net of legal costs. In fiscal 2022, we received an additional $2.7 million, net of legal costs, related to wildfire claims. During the nine months ended March 31, 2023, we received an additional $1.4 million. The gain of litigation proceeds consists of payments we received from our insurer.

Segment Information

We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level.

Earnings Per Share

Basic net income (loss) per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of the calculation of diluted net income (loss) per share, stock options and warrants to purchase common stock are considered potentially dilutive securities but are excluded from the calculation of diluted net income (loss) per share when their effect is antidilutive. As a result, in certain periods, diluted net loss per share is the same as the basic net loss per share for the periods presented.

The Company does not pay dividends or have participating shares outstanding.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Recently Adopted Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board ("FASB") issued ASU 2022-06: Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which defers the sunset date of ASU 2020-04: Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting from March 31, 2023 to December 31, 2024. ASU 2020-04 provides optional expedients and exceptions to applying the guidance on contract modifications, hedge accounting, and other transactions, to simplify the accounting for transitioning from the London Interbank Offered Rate, and other interbank offered rates expected to be discontinued, to alternative reference rates. After December 31, 2024, entities will no longer be permitted to apply the relief in Topic 848. The Company determined that adoption of this ASU will not have a material impact on our consolidated financial statements.

In February 2016, the FASB issued Accounting Standards Codification 842 or "Topic 842", which supersedes the guidance in ASC 840, Leases. The new standard, as amended by subsequent ASUs on Topic 842 and recent extensions issued by the FASB in response to COVID-19, requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of its classification. Leases with a term of 12 months or less are accounted for in the Company's consolidated statements of operations.

The Company adopted Topic 842 effective July 1, 2022 using the modified retrospective approach, whereby we recognized a transition adjustment at the effective date of Topic 842, rather than at the beginning of the earliest comparative period presented. Prior period information was not restated. In addition, the Company applied the package of transition practical expedients, which allows the Company to carryforward its population of existing leases, the classification of each lease and the treatment of initial direct costs as of the period of adoption. The Company did not elect the practical expedient related to hindsight analysis which allows a lessee to use hindsight in determining the lease term and in assessing impairment of the entity’s ROU assets.

The Company identified the population of real estate and equipment leases to which the guidance applies and implemented changes in its systems, procedures and controls relating to how lease information is obtained, processed and analyzed. Upon adoption, the Company recognized $37.6 million in ROU assets that represent the Company's right to use the underlying assets for the lease term and $39.2 million in lease obligations that represent the Company's obligation to make lease payments arising from the lease. The ROU assets recognized upon adoption of Topic 842, included the reclassification of approximately $2.1 million of deferred rent and $0.4 million of prepaid rent. See Note 9.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses.

The Company adopted ASU No. 2016-13, as amended effective July 1, 2022. We consider historical experience, the current economic environment, customer credit ratings or bankruptcies, and reasonable and supportable forecasts to develop our allowance for credit losses. We review these factors quarterly to determine if any adjustments are needed to the allowance. This guidance did not have a material impact on our condensed consolidated financial statements.

Recently Issued Accounting Pronouncements

The recently issued accounting pronouncements are not expected to have an impact on the Company.

1.
Organization and Significant Accounting Policies

Description of Business

Vintage Wine Estates, Inc., a Nevada corporation (the "Company”, "we", "us", "our"), owns and operates winery and hospitality facilities in Northern California, Washington and Oregon. The Company produces a variety of wines under its own or custom labels, which are sold to consumers, retailers, and distributors located throughout the United States, Canada, and other export markets. The Company also provides bottling, fulfillment, and storage services to other companies on a contract basis.

We have wholly-owned subsidiaries that include Vintage Wine Estates, Inc., a California corporation ("Legacy VWE"), Girard Winery LLC, Mildara Blass, Inc., Grove Acquisition LLC, Sales Pros LLC, and Master Class Marketing, LLC and majority controlling financial interests in Sabotage Wine Company, LLC, and Splinter Group Napa, LLC.

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements.

Merger and Reverse Recapitalization

We were formed in 2019 as Bespoke Capital Acquisition Corp. (“BCAC”), a special purpose acquisition company incorporated under the laws of the Province of British Columbia. BCAC was organized for the purpose of effecting an acquisition of one or more businesses or assets by way of a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or any other similar business combination involving BCAC.

On June 7, 2021, BCAC completed its business combination (the "Merger") with Vintage Wine Estates, Inc., a California corporation ("Legacy VWE") pursuant to a transaction agreement dated February 3, 2021 (as amended, the “Transaction Agreement”) by the merger of VWE Acquisition Sub Inc., a wholly owned subsidiary of BCAC (“merger sub”) with and into Legacy VWE, with Legacy VWE continuing as the surviving entity and as a wholly owned subsidiary of BCAC. In connection with the Merger, BCAC changed its jurisdiction of incorporation from the Province of British Columbia to the State of Nevada and BCAC changed its name to Vintage Wine Estates, Inc. Upon the consummation of the Merger, the Company received approximately $248.7 million, net of fees and expenses. See Note 2 for additional details regarding the transaction.

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. These estimates form the basis for judgments we make about the carrying values of assets and liabilities that are not readily apparent from other sources. We base our estimates and judgments on historical experience and on various other assumptions that we believe are reasonable under the circumstances. These estimates are based on management’s knowledge about current events and expectations about actions we may undertake in the future. Significant estimates include, but are not limited, to depletion allowance, allowance for doubtful accounts, the net realizable value of inventory, expected future cash flows including growth rates, discount rates, and other assumptions and estimates used to evaluate the recoverability of long-lived assets, estimated fair values of intangible assets in acquisitions, intangible assets and goodwill for impairment, amortization methods and periods, amortization period of label and package design costs, the estimated fair value of long-term debt, the valuation of interest rate swaps, contingent consideration, common stock, stock-based compensation, and accounting for income taxes. Actual results could differ materially from those estimates.

Reclassifications

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations. Specifically, we reclassified accrued trade commissions to other accrued expenses and reclassified custom production and other receivables to Wholesale trade accounts receivables.

Cash

Cash consists of deposits held at financial institutions.

Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the consolidated statement of cash flows:

(in thousands)	June 30, 2022	June 30, 2021
Cash and cash equivalents	$43,692	$118,879
Restricted cash	6,600	4,800
Total cash, cash equivalents and restricted cash as shown in the consolidated statement of cash flows	$50,292	$123,679

Restricted cash consists of $4.8 million that was deposited into a restricted cash account as collateral for the credit facility, subject to release upon the completion of certain construction costs (see Note 11) and $1.8 million that was deposited into a restricted cash account as collateral for our captive insurance letter of credit (see Note 9).

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, less estimated returns, allowances, and discounts. We determine the provision based on historical write-off experience. Account balances are written-off against the provision when we feel it is probable the receivable will not be recovered. The provision for doubtful accounts was $120.0 thousand and $97.0 thousand, at June 30, 2022 and 2021, respectively. We do not accrue interest on past-due amounts. Bad debt expense was insignificant for all reporting periods presented. Other receivables include insurance related receivables, income tax receivable and other miscellaneous receivables.

Inventories

Inventories of bulk and bottled wines, spirits, and ciders and inventories of non-wine products and bottling and packaging supplies are valued at the lower of cost using the FIFO method or net realizable value. Costs associated with winemaking, and other costs associated with the manufacturing of products for resale, are recorded as inventory. Net realizable value is the value of an asset that can be realized upon the sale of the asset, less a reasonable estimate of the costs associated with either the eventual sale or the disposal of the asset in question. Inventories are classified as current assets in accordance with recognized industry practice, although most wines and spirits are aged for periods longer than one year.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the asset’s estimated useful life or the life of the related lease. Costs of maintenance and repairs are charged to expense as incurred; significant renewals and betterments are capitalized. Vineyard development costs, including interest and certain cultural costs for continuing cultivation of vines not yet bearing fruit, are capitalized. Depreciation of vineyard development costs commences when commercial grape yields are achieved, generally in the third year after planting. Estimated useful lives are as follows:

Buildings and improvements	10 - 39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years

Business Combinations

Business combinations are accounted for under Accounting Standards Codification (“ASC”) 805—Business Combinations, using the acquisition method of accounting under which all acquired tangible and identifiable intangible assets and assumed liabilities and applicable noncontrolling interests are recognized at fair value as of the respective acquisition date, while the costs associated with the acquisition of a business are expensed as incurred.

The allocation of purchase consideration requires management to make significant estimates and assumptions, especially with respect to intangible assets. These estimates can include, but are not limited to, a market participant’s expectation of future cash flows from acquired customers, acquired trade names, useful lives of acquired assets, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from such estimates. During the measurement period, which is no longer than one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed. Upon the conclusion of the measurement period, any subsequent adjustments are recognized in operations.

Goodwill

Goodwill represents the excess of consideration transferred over the estimated fair value of assets acquired and liabilities assumed in a business combination.

The Company reviews goodwill for impairment annually, during the fourth quarter of each fiscal year or whenever events or changes in circumstances indicate that an impairment may exist. In conducting our annual impairment test, the Company first reviews qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount. If factors indicate that the fair value of the reporting unit is less than its carrying amount, the Company performs a quantitative assessment and the fair value of the reporting unit is determine by analyzing the expected present value of future cash flows. If the carrying value of the reporting unit continues to exceed its fair value, the fair value of the reporting unit's goodwill is calculated and an impairment loss equal to the excess if recorded.

Intangible Assets

Intangible assets represent purchased intangible assets consisting of both indefinite and finite lived assets. Certain criteria are used in determining whether intangible assets acquired in a business combination must be recognized and reported separately. Our indefinite lived intangible assets, representing trade names, trademarks and winery use permits, are initially recognized at fair value and subsequently stated at adjusted costs, net of any recognized impairments. The indefinite lived assets are not subject to amortization. Finite-lived intangible assets, comprised of customer and Sommelier relationships, trade names and trademarks, are amortized using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used. If that pattern cannot be reliably determined, the intangible assets are amortized using the straight-line method over their estimated useful lives and are tested for impairment along with other long-lived assets. Amortization related to the finite-lived assets is included in selling, general and administrative expenses. Intangible assets are reviewed annually for impairment, as of the end of the reporting period, or sooner if events or circumstances indicate the carrying amount of the asset may not be recoverable.

Label and Package Design Costs

Label and package design costs are capitalized and amortized over an estimated useful life of two years. Amortization of label and packaging design costs are included in selling, general and administrative expenses and were approximately $973.0 thousand and $464.0 thousand for the years ended June 30, 2022 and 2021, respectively.

Long-Lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate the carrying amount of such assets or intangible assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. No impairment loss was recognized for long-lived assets during the years ended June 30, 2022 and 2021, respectively.

Contingent Consideration Liabilities

Contingent consideration liabilities are recorded at fair value when incurred in a business combination. The fair value of these estimates are based on available historical information and on future expectations of actions we may undertake in the future. These estimated liabilities are re-measured at each reporting date with the change in fair value recognized as an operating expense in the Company’s consolidated statements of operations. Subsequent changes in the fair value of the contingent consideration are classified as an adjustment to cash flows from operating activities in the consolidated statements of cash flows because the change in fair value is an input in determining net loss. Cash paid in settlement of contingent consideration liabilities are classified as cash flows from financing activities up to the acquisition date fair value with any excess classified as cash flows from operating activities.

Changes in the fair value of contingent consideration liabilities associated with the acquisition of a business can result from updates to assumptions such as the expected timing or probability of achieving customer related performance targets, specified sales milestones, changes in unresolved claims, projected revenue or changes in discount rates. Significant judgment is used in determining those assumptions as of the acquisition date and for each subsequent reporting period. Therefore, any changes in the fair value will impact our results of operations in such reporting period, thereby resulting in potential variability in our operating results until such contingencies are resolved.

Deferred Financing Costs

Deferred financing costs incurred in connection with obtaining new term loans are amortized over the term of the arrangement, and recognized as a direct reduction in the carrying amount of the related debt instruments. Amortization of deferred loan fees is included in interest expense on the consolidated statements of operations and are amortized to interest expense over the term of the related debt using the effective interest method. Debt issuance costs capitalized were zero and $0.9 million for the years ended June 30, 2022 and 2021, respectively. Amortization expense related to debt issuance fees were $262.0 thousand and $26.0 thousand for the years ended June 30, 2022 and 2021, respectively. If existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense.

Line of Credit Fees

Costs incurred in connection with obtaining new debt financing specific to the line of credit are deferred and amortized over the life of the related financing. If such financing is settled or replaced prior to maturity with debt instruments that have substantially different terms, the settlement is treated as an extinguishment and the unamortized costs are charged to gain or loss on extinguishment of debt. Similar to the treatment of deferred financing costs, if existing financing is settled or replaced with debt instruments from the same lender that do not have substantially different terms, the new debt agreement is accounted for as a modification for the prior debt agreement and the unamortized costs remain capitalized, the new original issuance discount costs are capitalized, and any new third-party costs are charged to expense. See Note 9. Deferred line of credit fees are recognized as a component of prepaid expenses and other current assets and are amortized to interest expense over the term of the related debt using the effective interest method. There were zero and $492.0 thousand of line of credit fees capitalized for the year ended June 30, 2022 and 2021, respectively. Amortization expense related to line of credit fees were $132.0 thousand and $53.0 thousand for the year ended June 30, 2022 and 2021, respectively.

Fair Value Measurements

We determine fair value based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In arriving at fair value, we use a hierarchy of inputs that maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

As of June 30, 2022 and 2021, the carrying value of the current assets and liabilities approximates fair value due to the short-term maturities of these instruments. The fair value of our long-term variable rate debt approximates carrying value, excluding the effect of unamortized debt discount, as they are based on borrowing rates currently available to the Company for debt with similar terms and maturities (Level 2 inputs). Our contingent consideration and interest rate swap agreement are remeasured at fair value on a recurring basis as of June 30, 2022 and 2021, respectively.

Interest Rate Swap Agreements

GAAP requires that an entity recognize all derivatives (including interest rate swaps) as either assets or liabilities on the consolidated balance sheets and measure these instruments at fair value. The Company has entered into interest rate swap agreements as a means of managing its interest rate exposure on its debt obligations. These agreements mitigate our exposure to interest rate fluctuations on our variable rate obligations. We have not designated these agreements as cash-flow hedges.

Accordingly, changes in the fair value of the interest rate swaps are included in the consolidated statements of operations as a component of other income (expense). We do not enter into financial instruments for trading or speculative purposes.

Comprehensive Income or Loss

We had no items of comprehensive income or loss other than net income (loss) for the years ended June 30, 2022 and 2021. Therefore, a separate statement of comprehensive income (loss) has not been included in the accompanying consolidated financial statements.

Revenue Recognition

Point in Time — Revenue is recognized when control of promised goods or services is transferred to a customer in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To determine revenue recognition for its arrangements, we perform the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

We recognize revenue when obligations under the terms of a contract with our customer are satisfied. Generally, this occurs when the product is shipped and title passes to the customer, and when control of the promised product or service is transferred to the customer. Our standard terms are free on board (“FOB”) shipping point, with no customer acceptance provisions. Revenue is measured as the amount of consideration expected to be received in exchange for transferring products. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

We account for shipping and handling as activities to fulfill our promise to transfer the associated products. Accordingly, we record amounts billed for shipping and handling costs as a component of net sales and classify such costs as a component of costs of sales. Our products are generally not sold with a right of return unless the product is spoiled or damaged. Historically, returns have not been significant to the Company.

Over Time — Certain long-term contracts in our Business-to-Business ("B2B") segment are for custom wine making services and include services such as fermentation, barrel aging, procurement of dry goods, bottling and cased goods. Additionally, we provide storage services for wine inventory of various customers.

We recognize revenue over time as the contract specific performance obligations are met. The Company elected to apply the "as-invoiced" practical expedient to such revenues, and as a result, will bypass estimating the variable transaction price.

Disaggregation of Revenue

The following tables summarize the revenue by segment and region for the years ended June 30, 2022 and 2021, respectively:

	June 30,
(in thousands)	2022	2021
Geographic regions:
United States	$287,349	$215,122
International	6,421	5,620
Total net revenue	$293,770	$220,742

The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2022 and 2021, respectively:

	June 30,
(in thousands)	2022	2021
Point in time	$253,677	$186,906
Over a period of time	40,093	33,836
Total net revenue	$293,770	$220,742

Concentrations of Risk

Financial instruments that potentially expose us to significant concentrations of credit risk consist primarily of cash and trade accounts receivable. We maintain the majority of our cash balances at multiple financial institutions that management believes are of high-credit quality and financially stable. At times, we have cash deposited with major financial institutions in excess of the Federal Deposit Insurance Corporation ("FDIC") insurance limits. At June 30, 2022 and 2021, we had $49.0 million and $121.6 million respectively, in four major financial institutions in excess of FDIC insurance limits. We sell the majority of our wine through U.S. distributors and the Direct-to-Consumer channel. Receivables arising from these sales are not collateralized. We attempt to limit our credit risk by performing ongoing credit evaluations of our customers and maintaining adequate allowances for potential credit losses.

The following table summarizes customer concentration:

	June 30,
	2022	2021
Customer A
Revenue as a percent of total revenue	21.0%	32.0%
Receivables as a percent of total receivables	26.0%	35.0%
Customer B
Revenue as a percent of total revenue	*	13.1%
Receivables as a percent of total receivables	*	21.0%
Customer C
Revenue as a percent of total revenue	*	10.9%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	*	10.4%
Customer E
Revenue as a percent of total revenue	22.9%	*
Receivables as a percent of total receivables	*	*

* Customer revenue or receivables did not exceed 10% in the respective periods.

Revenues for sales from Customer A are included within the Wholesale and Business-to-Business reporting segments, Customer B and Customer E are included within the Business-to-Business reporting segment and Customer C and Customer D are included within the Wholesale reporting segment. See Note 20.

Shipping

Shipping and handling revenues are classified as wine, spirits and cider revenues. Shipping and handling costs are included in wine, spirits and cider cost of revenues.

Excise Taxes

Excise taxes are levied by government agencies on beverages containing alcohol, including wine and spirits. These taxes are not collected from customers but are instead the responsibility of the Company. Applicable excise taxes are included in net revenues and were $10.9 million and $12.3 million for the years ended June 30, 2022 and 2021, respectively.

Sales Taxes

Sales taxes that are collected from customers and remitted to governmental agencies are not reflected as revenues.

Stock-Based Compensation

Stock-based compensation provided to employees is recognized in the consolidated statement of operations based on the grant date fair value of the awards. The fair value of restricted stock units is determined by the grant date market price of our common shares. The fair value of stock options is determined on the grant date using a Monte Carlo simulation model. The determination of the grant date fair value of stock option awards granted is affected by a number of variables, including the fair value of the Company's common stock, the expected common stock price volatility over the life of the awards, the expected term of the stock option, risk-free interest rates and the expected dividend yield of the Company's common stock. Due to the Company's limited trading history since becoming a public company on June 7, 2021, the Company derived its volatility from the average historical stock volatilities of several peer public companies over a period equivalent to the expected term of the awards.

The compensation expense recognized for stock-based awards is net of estimated forfeitures and is recognized ratably over the service period of the awards. All income tax effects of stock-based awards are recognized in the consolidated statements of operations as awards vest or are settled. We classify stock-based compensation expense in selling, general and administrative ("SG&A") expenses in the consolidated statement of operations.

Advertising

Advertising costs are expensed either as the costs are incurred or the first time the advertising takes place. Advertising expense was $5.2 million and $2.2 million for the years ended June 30, 2022 and 2021, respectively.

Income Taxes

Deferred income taxes are determined using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when the expected recognition of a deferred income tax asset is unlikely.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. We recognize interest and penalties related to income tax matters as a component of income tax expense.

Sale-leaseback Transaction

We account for the sale and leaseback of vineyards under ASC 840, Sale-Leaseback Accounting of Real Estate. Given we were considered to retain more than a minor part, but less than substantially, all of the use of the property, a gain could be recognized to the extent it exceeded the present value of the leaseback payments. Any gain that was less than or equal to the present value of the leaseback payments was deferred and is amortized on a straight-line basis over the leaseback term. The gain is essentially recognized as a reduction to offset the future lease payment. We derecognize the asset from our consolidated balance sheet at the sale closing.

Segment Information

We operate in three reportable segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker (“CODM”), our Chief Executive Officer, allocates resources and assesses performance based upon discrete financial information at the segment level.

Noncontrolling Interests and Redeemable Non-controlling Interest

Non-controlling interests represent the portion of profit or loss, net assets and comprehensive loss that is not allocable to the Company. The redeemable non-controlling interest is contingently redeemable by the holders. The redeemable non-controlling interests are not being accreted to their redemption amount as we do not deem redemption probable; notwithstanding, should the instruments redemption become probable, we will thereupon begin to accrete, to the earliest date the holders can demand redemption, the redemption amount.

Redeemable Series A and Series B Stock

Prior to the Merger, Legacy VWE had Series A and B stock outstanding. All of the Series B stock and the majority of the Series A stock was classified as temporary equity due to the shares being redeemable at the option of the holder. See Notes 12 and 13. The carrying value of the redeemable Series A stock and redeemable Series B stock was being accreted to their respective redemption values, using the effective interest method, from the date of issuance to the earliest date the holders can demand redemption. Accretion of redeemable Series B stock included the accretion of dividends and issuance costs. Increases to the carrying value of redeemable Series A stock and redeemable Series B stock were charged to retained earnings or, in its absence, to additional-paid-in-capital. Upon any repurchase of redeemable stock, the excess consideration paid over the carrying value at the time of repurchase is accounted for as a deemed dividend to the stockholders.

In conjunction with the closing of the Merger, a majority of the redeemable Series B stock was redeemed with the remaining redeemable Series B shares, along with all redeemable Series A shares, were converted into shares of the Company's common stock. All Series A and Series B shares which were converted into shares of the Company's common stock were retroactively adjusted using the exchange ratio and reclassified into permanent equity as a result of the Merger.

Earnings Per Share

Basic and diluted net income (loss) per share allocable to common stockholders is presented in conformity with the two-class method required for participating securities. We considered our Series B stock to be participating securities as, in the event a dividend is paid on Series A stock, the holders of Series B stock would be entitled to receive dividends on a basis consistent with the Series A stockholders. The two-class method determines net income per share for each class of common and participating securities according to dividends declared or accumulated as well as participation rights in undistributed earnings. The two-class method requires income available to stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Legacy VWE’s redeemable Series B stock was a participating security. Under the two-class method, any net loss attributable to common stockholders is not allocated to the Series B stock as the holders of the Series B stock did not have a contractual obligation to share in losses.

Basic net income (loss) per share is calculated by dividing the net income (loss) allocable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of the calculation of diluted net income (loss) per share, stock options and warrants to purchase common stock are considered potentially dilutive securities but are excluded from the calculation of diluted net income (loss) per share when their effect is antidilutive. As a result, in certain periods, diluted net loss per share is the same as the basic net loss per share for the periods presented.

The computation of net income (loss) available to Series A stockholders is computed by deducting the dividends declared, if any, and cumulative dividends, whether or not declared, in the period on Series B stock (whether paid or not) from the reported net income (loss).

As the Merger has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy VWE’s consolidated financial statements, with the Legacy VWE Equity, which has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, BCAC. As a result, net income (loss) per share was also restated for periods ended prior to the Merger.

Self-Insurance

On September 9, 2021, the Company formed VWE Captive, LLC, a wholly-owned captive insurance company ("Captive"), which became operational on October 1, 2021. The Company formed Captive to self-insure the first $10.0 million of claims, above which limit, Captive has secured insurance. The insurance policy protects us against a portion of our risk of loss related to earthquakes, flood and named wildfires and windstorms.

Emerging Growth Company Status

We are an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act, until such time as those standards apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that we (i) are no longer an emerging growth company or (ii) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions to applying the guidance on contract modifications, hedge accounting, and other transactions, to simplify the accounting for transitioning from the London Interbank Offered Rate, and other interbank offered rates expected to be discontinued, to alternative reference rates. The guidance in this ASU was effective upon its issuance; if elected, it is to be applied prospectively through December 31, 2022. The impact this ASU will have on our condensed consolidated financial statements will not be known until we have a modification to our financial instruments converting from LIBOR to another interest rate.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02, Leases (“Topic 842”), which supersedes the guidance in ASC 840, Leases. The new standard, as amended by subsequent ASUs on Topic 842 and recent extensions issued by the FASB in response to COVID-19, requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. Topic 842 will be effective for the Company for fiscal year ending June 30, 2023 and for interim periods within the year beginning July 1, 2022.

The Company will adopt Topic 842 using the modified retrospective approach, whereby it will recognize a transition adjustment at the effective date of Topic 842, July 1, 2022 rather than at the beginning of the earliest comparative period presented. Prior period information will not be restated. In addition, the Company will apply the package of transition practical expedients, which allows the Company to carryforward its population of existing leases, the classification of each lease and the treatment of initial direct costs as of the period of adoption. The Company also elected not to separate lease components from non-lease components and to exclude short-term leases (leases with a term of 12 months or less) from its Consolidated Balance Sheet.

The Company has identified the population of real estate and equipment leases to which the guidance applies and has implemented changes in its systems, procedures and controls relating to how lease information is obtained, processed and analyzed. Based on our preliminary assessment, the Company expects that the adoption of Topic 842, excluding the impact of new leases entered into after the adoption date, will result in recognition of approximately $35.0 million to $40.0 million in lease-related assets and approximately $37.0 million to $42.0 million in liabilities, on our Consolidated Balance Sheet, subject to the completion of our assessment. We do not expect the adoption will not have a material impact on the Consolidated Statement of Operations and Comprehensive Income (Loss) and Consolidated Statement of Cash Flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in more timely recognition of credit losses. The guidance is effective for the Company for fiscal year ending on June 30, 2023 and interim periods beginning for the fiscal year commencing on July 1, 2022. Early adoption is permitted. We do not expect the adoption of this standard will have a significant impact on the consolidated financial statements given our historically low bad debt expense.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The amendments in this update are effective for the Company for fiscal year ending June 30, 2023 and interim periods within the fiscal years beginning after December 15, 2022. Early adoption is permitted. We are currently evaluating the impact and timing of adopting ASU 2019-12, however at this time, the adoption is not expected to have a significant impact on the consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The amendments in the updated guidance require that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The amendments in this update are effective for the Company for fiscal years ending June 30, 2024 and for interim periods in the year beginning July 1, 2023. Early adoption is permitted including adoption at an interim period. We are currently evaluating the impact and timing of adopting ASU 2021-08, however at this time, the adoption is not expected to have a significant impact on the consolidated financial statements.